Kathleen Moriarty +1 212.836.8276 Direct kathleen.moriarty@apks.com

June 21, 2017

Mr. Dominic Minore

Senior Counsel

Division of Investment Management

Office of Disclosure Review and Accounting

United States Securities and Exchange Commission

Washington, D.C. 20549

Re:	Active Weighting Funds ETF Trust (the “Trust”) Amendment No. 1 to the Registration Statement on Form N-1A Registration Numbers 333-215588; 811-23226 Filed: April 6, 2017 CIK No.: 0001683471

Dear Mr. Minore:

On behalf of the Active Weighting Funds ETF Trust (“Trust”) sponsored by our client, Active Weighting Advisors, LLC (“Advisor”), and together with this correspondence, we are submitting amendment number 2 under the Securities Act of 1933, as amended (“Securities Act”), and pre-effective amendment number 2 under the Investment Company Act of 1940, as amended, (“1940 Act”), the Trust’s registration statement on Form N-1A (“Registration Statement”). A Blacklined copy of the Registration Statement that has been marked to show changes since the Registration Statement filed on April 6, 2017 is being sent to the staff (“Staff”) of the Securities and Exchange Commission (“Commission”) under separate cover.

Set forth below is the response (“Response”) on behalf of the Trust and the Advisor to the oral comments that we received from you on behalf of the staff (“Staff”) in our telephone conversation in May of 2017 (“Comments”) concerning the Registration Statement. For your convenience, the headings and comments in bold text below repeat the captions and comments in the Comment Letter. Defined terms used herein but not otherwise defined, shall have the meaning set forth in the Preliminary Prospectus. Please note that only the substantive comments and changes are set forth in this letter. All typographical errors have been corrected but are not mentioned.

Arnold & Porter Kaye Scholer LLP 250 West 55th Street | New York, NY 10019-9710 | www.apks.com

June 21, 2017

A.	PROSPECTUS

1.                  Republican Policies Fund – Please expand the disclosure on the Advisor’s definition of and investment strategies for “Republican Policies.” (Pages 4-6)

Response: The comment has been addressed on pages 1-3.

2.                  Fees and Expenses of the Fund – Please delete the Shareholder Fees discussion. (Pages 4, 10, 16 and 22)

Response: The comment has not been accepted because other ETF prospectuses follow this format. See, for example, page 1 of the IndexIQ ETF Trust at https://www.sec.gov/Archives/edgar/data/1415995/000089109217003859/e74190_485bpos.htm and page 1 of the WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund at https://www.sec.gov/Archives/edgar/data/1350487/000119312517187293/d390000d497.htm.

3.                  Principal Risks – Absence of Prior Market Risk – Please disclose that periods of market stress may enhance the impact of this risk. (Pages 6, 12, 18, 25 and 31)

Response: The comment has been addressed on pages 3, 9, 15, 22 and 28.

4.                  Principal Risks – Authorized Participant Risk – Please expand the discussion of Authorized Participant risks to give examples of securities traded outside of a collateralized settlement system. (Pages 6, 12, 18 and 25)

Response: The comment has been addressed on pages 3, 9, 15, 22 and 29.

5.                  Principal Risks – Management Risk – Please disclose that the Fund is new and that the portfolio managers have no experience managing an ETF. (Pages 7, 13, 20, 27 and 3)

Response: The comments have been addressed on pages 5, 11, 17, 24 and 34.

6.                  Principal Risks – U.S. Tax Risk – Please disclose the impact of the failure of a Fund to qualify as a RIC. (Pages 8, 14, 20, 27 and 38)

Response: The comment has been addressed on pages 5, 11, 17 and 25.

7.                  Management – Please disclose that the Advisor is newly formed. (Pages 8, 14, 21 and 28)

June 21, 2017

Response: The comment has been addressed on pages 6, 12, 18 and 25. See also our response to Comment 5.

8.                  Purchase and Sale of Fund Shares – Please include disclosure here that further clarifies that Shares are not individually redeemable. (Pages 9, 15, 21 and 28)

Response: The comment has been addressed on pages 6, 12, 18 and 25.

9.                  Democratic Policies Fund – Please expand the disclosure on the Advisor’s definition of and investment strategies for “Democratic Policies.” (Pages 10-13)

Response: The comment has been addressed on pages 7-9.

10.              U.S. Tax Reform Fund – Please expand the disclosure on the Advisor’s definition of and investment strategies for “Tax Reform Themes.” (Pages 16-18)

Response: The comment has been addressed on pages 13-15.

11.              European Breakup Fund – Please expand the disclosure on the Advisor’s definition of and investment strategies for “EU Breakup Themes.” (Pages 22-24)

Response: The comment has been addressed on page 19-21.

12.              Foreign Securities Valuation Risk – Please expand the disclosure relating to foreign securities valuation risks. (Pages 26 and 36)

Response: The comment has been addressed on pages 23 and 33.

B.	STATEMENT OF ADDITIONAL INFORMATION

13.              Portfolio Managers – Please expand the disclosure relating to experience of the portfolio managers relating to the management of portfolios on behalf of ETFs. (Page B-29)

Response: The comment has been addressed on pages 34 and 41 of the Prospectus and page S-29 of the SAI. See also our response to Comment 5.

14.              Distribution and Service Plan – Please affirm and disclose that Rule 12b-1 fees will not be paid for the 12 months after the effective date of the registration statement. (Page B-33)

Response: The comment has been addressed on page 43 of the Prospectus and page S-33 of the SAI.

June 21, 2017

15.              Financial Statements – Please include financial statements for the Funds, when available.

Response: No financial statement for any Fund has been included in this Registration Statement because no seed capital has been invested and no Fund is operational. Before the date that the final pre-effective amendment to the Registration Statement and an acceleration request is filed with the Commission, at least one Fund will have accepted seed capital and will include a financial statement in such final pre-effective amendment to the Registration Statement.

The Registration Statement contains all the information that can be provided at this time. The Trust anticipates filing a subsequent pre-effective amendment that will make the Registration Statement complete in all material respects.

All Trust, Advisor and Trust service provider personnel participating in the preparation of the Registration Statement are cognizant of their disclosure responsibilities to investors.

In the event that the Trust requests acceleration of the effective date of the Registration Statement, it will furnish a letter containing the requested acknowledgements.

If you have any further questions or wish to discuss any of the Responses, please do not hesitate to call me at 212-836-8276 or Gregory Xethalis at 212-836-7730. We greatly appreciate your assistance with respect to the Registration Statement.

Very truly yours,

/s/ Kathleen H. Moriarty, Esq.
Kathleen Moriarty